Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 13,635
Ending balance	12,061	€ 13,635
Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	52
Ending balance	1,389
Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	6
Ending balance	133
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	263
Ending balance	12,061
Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	1
Ending balance	10
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	764	767
Addition	640
Repayment	0
Disposal of a business	0
Realized gains / losses in income statement	0
Movements related to fair value hedges	0
Amortization	2	6
Transfer to/from other headings	(68)
Other	0
Net exchange difference		(9)
Ending balance		764
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	133	156
Addition	0
Repayment	0
Disposal of a business	0
Realized gains / losses in income statement	0
Movements related to fair value hedges	(6)	(4)
Amortization	0
Transfer to/from other headings	0
Other	0
Net exchange difference		(19)
Ending balance		133
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,635	13,153
Addition	3,545	9,170
Repayment	(5,211)	(7,918)
Disposal of a business	(151)
Realized gains / losses in income statement	(23)	(10)
Movements related to fair value hedges	0
Amortization	2	(1)
Transfer to/from other headings	0
Other	0	1
Net exchange difference		(760)
Ending balance		13,635
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15	22
Addition	0
Repayment	0
Disposal of a business	0
Realized gains / losses in income statement	(6)	(4)
Movements related to fair value hedges	0
Amortization	0
Transfer to/from other headings	0
Other	€ 0
Net exchange difference		(2)
Ending balance		€ 15